Earnings per share	12 Months Ended
Dec. 31, 2012
Notes To Financial Statements [Abstract]
Earnings per share

15 – Earnings per share

	Year ended December 31,	2012	2011	2010

Basic earnings per share		$6.15	$5.45	$4.51
Diluted earnings per share		$6.12	$5.41	$4.48

The following table provides a reconciliation between basic and diluted earnings per share:

In millions	Year ended December 31,	2012	2011	2010

Net income		$2,680	$2,457	$2,104

Weighted-average shares outstanding		435.6	451.1	466.3
Effect of stock options		2.1	3.3	3.8
Weighted-average diluted shares outstanding		437.7	454.4	470.1

       Basic earnings per share are calculated based on the weighted-average number of common shares outstanding over each period. Diluted earnings per share are calculated based on the weighted-average diluted shares outstanding using the treasury stock method, which assumes that any proceeds received from the exercise of in-the-money stock options would be used to purchase common shares at the average market price for the period. For the years ended December 31, 2012, 2011 and 2010, the weighted-average number of stock options that were not included in the calculation of diluted earnings per share, as their inclusion would have had an anti-dilutive impact, were nil, 0.1 million and nil, respectively.